Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit) (Details) - USD ($)						1 Months Ended						6 Months Ended		12 Months Ended
	Oct. 01, 2021	Dec. 20, 2019	Nov. 20, 2015	Jun. 26, 2013	Jun. 21, 2013	Sep. 30, 2020	Dec. 31, 2019	May 31, 2018	Apr. 30, 2017	Nov. 30, 2015	Apr. 30, 2014	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022	Dec. 31, 2018
Stockholders' Deficit [Abstract]
Authorized capital stock												1,100,000,000
Common stock, shares issued (in shares)												118,190,135		42,892,897
Common stock, shares authorized (in shares)												1,000,000,000		319,462,878
Common Stock, Par or Stated Value Per Share												$ 0.0001		$ 0.00001
Common stock, shares outstanding (in shares)												118,190,135		42,892,897
Temporary equity, issuance costs							$ 200,000
Change in fair value of warrants												$ (5,364,000)	$ 2,059,000	$ 7,375,000
Redeemable convertible preferred stock												$ 0		132,229,000
Loss on debt extinguishment		$ (1,100,000)
Discount on selling price			6.20%
Notes Payable, Other Payables [Member]
Stockholders' Deficit [Abstract]
Outstanding principal and accrued interest		$ 8,600,000
Common Stock [Member]
Stockholders' Deficit [Abstract]
Common stock, shares authorized (in shares)												1,000,000,000
Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Preference shares, shares authorized (in shares)												100,000,000
Series E Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Convertible preferred shares, par value												$ 0.00001
Temporary equity additional stock issued during period shares new issues	7,117,379
Preferred stock issued	$ 16,400,000
Redeemable convertible preferred stock													36,291,000	33,248,000
Series E Redeemable Convertible Preferred Stock [Member] | Cyveillance Acquisition [Member]
Stockholders' Deficit [Abstract]
Preferred stock issued (in shares)						8,110,058
Convertible preferred shares, par value						$ 2.09
Temporary equity, issuance costs						$ 100,000
Series D Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Preferred stock issued (in shares)							13,871,547
Convertible preferred shares, par value							$ 1.52993					0.00001
Gross proceeds from conversion							$ 21,200,000
Redeemable convertible preferred stock													21,067,000	21,067,000
Series D-1 Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Convertible preferred shares, par value												0.00001
Temporary equity, number of shares redeemed		5,878,303
Fair value per share		$ 1.39
Redeemable convertible preferred stock		$ 8,200,000											8,171,000	8,171,000
Series D-2 Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Convertible preferred shares, par value												0.00001
Temporary equity, number of shares redeemed		993,868
Fair value per share		$ 1.46
Redeemable convertible preferred stock		$ 1,500,000											1,451	1,451,000
Series D-1 and Series D-2 Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Redeemable convertible preferred stock		$ 9,600,000
Series C-1 Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Preferred stock issued (in shares)								11,376,115
Convertible preferred shares, par value												0.00001			$ 1.233901
Temporary equity, issuance costs															$ 100,000
Gross proceeds from conversion								$ 14,000,000
Redeemable convertible preferred stock													16,836,000	13,979,000
Series C Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Preferred stock issued (in shares)									21,124,699
Convertible preferred shares, par value									$ 0.946759			0.00001
Temporary equity, issuance costs									$ 100,000
Gross proceeds from conversion									$ 20,000,000
Redeemable convertible preferred stock													19,899,000	19,899,000
Series B Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Preferred stock issued (in shares)										25,176,396
Convertible preferred shares, par value										$ 0.822		0.00001
Temporary equity, issuance costs										$ 100,000
Gross proceeds from conversion										20,700,000
Outstanding principal and accrued interest										$ 1,300,000
Redeemable convertible preferred stock													22,047,000	22,047,000
Issuance of redeemable convertible preferred shares			1,738,553
Issuance of redeemable convertible preferred amount			$ 1,400,000
Net convertible preferred stock redeemable amount.			$ 100,000
Series A Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Preferred stock issued (in shares)											15,997,285
Convertible preferred shares, par value											$ 0.6405	0.00001
Temporary equity, issuance costs											$ 100,000
Gross proceeds from conversion											$ 10,200,000
Redeemable convertible preferred stock													10,159,000	$ 10,159,000
Series Preferred [Member]
Stockholders' Deficit [Abstract]
Convertible preferred shares, par value												1.52993
Series Seed Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit [Abstract]
Preferred stock issued (in shares)				115,000	7,645,871
Convertible preferred shares, par value					$ 0.2485							$ 0.00001		$ 1.52993
Additional convertible preferred shares, par value					$ 0.01
Warrant liabilities					$ 30,000.00
Total warrant liability					1,900,000
Temporary equity, issuance costs					$ 100,000
Temporary equity additional stock issued during period shares new issues					115,000
Change in fair value of warrants				$ 30,000.00
Total of change in fair value of warrants				30,000.00
Gross proceeds from conversion				$ 1,150	$ 1,900,000							$ 30,000,000
Outstanding principal and accrued interest					$ 300,000
Redeemable convertible preferred stock													$ 2,208,000	$ 2,208,000
Issuance of redeemable convertible preferred shares					1,437,501
Issuance of redeemable convertible preferred amount					$ 400,000
Net convertible preferred stock redeemable amount.					$ 100,000
Discount on selling price					20.00%
Preferred stock, dividend rate												8.00%
Minimum [Member] | Series Preferred [Member]
Stockholders' Deficit [Abstract]
Gross proceeds from conversion												$ 30,000,000